Stock Compensation Expense and Warrants (Details) - Schedule of restricted stock awards activity and related information	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stock Compensation Expense and Warrants (Details) - Schedule of restricted stock awards activity and related information [Line Items]
Number of Shares Nonvested restricted stock awards Beginning Balance | shares	0
Number of Shares Granted | shares	625,114
Number of Shares Vested | shares	22,467
Number of Shares Forfeited | shares	0
Number of Shares Nonvested restricted stock awards Ending Balance | shares	602,647
Weighted-Average Grant Date Fair Value Per Share Beginning Balance | $ / shares
Weighted-Average Grant Date Fair Value Per Share Granted | $ / shares	13.22
Weighted-Average Grant Date Fair Value Per Share Vested | $ / shares	13.68
Weighted-Average Grant Date Fair Value Per Share Forfeited | $ / shares
Weighted-Average Grant Date Fair Value Per Share Nonvested restricted stock awards Ending Balance | $ / shares	$ 13.2